Quarterly Report
September 30, 2021
MFS®  Growth Series
MFS® Variable Insurance Trust
VEG-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	132,149	$19,191,999
Biotechnology – 0.7%
Alnylam Pharmaceuticals, Inc. (a)	25,815	$4,874,130
Vertex Pharmaceuticals, Inc. (a)	55,328	10,035,946
		$14,910,076
Broadcasting – 1.6%
Netflix, Inc. (a)	59,307	$36,197,434
Brokerage & Asset Managers – 0.9%
Charles Schwab Corp.	294,683	$21,464,710
Business Services – 7.9%
Clarivate PLC (a)	534,476	$11,705,024
CoStar Group, Inc. (a)	206,933	17,808,654
Equifax, Inc.	69,160	17,526,527
MSCI, Inc.	73,385	44,643,031
PayPal Holdings, Inc. (a)	217,820	56,678,942
Verisk Analytics, Inc., “A”	159,587	31,960,489
		$180,322,667
Cable TV – 1.3%
Charter Communications, Inc., “A” (a)	40,328	$29,341,040
Computer Software – 22.0%
Adobe Systems, Inc. (a)	158,064	$91,000,606
Atlassian Corp. PLC, “A” (a)	32,859	12,861,670
Autodesk, Inc. (a)	99,620	28,408,635
Black Knight, Inc. (a)	70,869	5,102,568
Bumble, Inc., “A” (a)	78,008	3,898,840
Cadence Design Systems, Inc. (a)	104,824	15,874,547
Intuit, Inc.	106,938	57,694,120
Microsoft Corp.	856,072	241,343,818
salesforce.com, inc. (a)	122,165	33,133,591
Synopsys, Inc. (a)	41,309	12,368,328
		$501,686,723
Computer Software - Systems – 7.6%
Apple, Inc.	616,623	$87,252,155
ServiceNow, Inc. (a)	43,357	26,979,760
Shopify, Inc. (a)	7,734	10,485,603
Square, Inc., “A” (a)	107,273	25,728,356
TransUnion	197,581	22,190,322
		$172,636,196
Construction – 2.7%
Sherwin-Williams Co.	120,685	$33,759,215
Vulcan Materials Co.	164,923	27,898,375
		$61,657,590
Consumer Products – 2.2%
Colgate-Palmolive Co.	244,604	$18,487,170
Estee Lauder Cos., Inc., “A”	108,151	32,437,730
		$50,924,900

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.5%
Airbnb, Inc., “A” (a)	3,277	$549,717
Uber Technologies, Inc. (a)	241,527	10,820,409
		$11,370,126
Electrical Equipment – 1.3%
AMETEK, Inc.	150,175	$18,623,202
Johnson Controls International PLC	176,402	12,009,448
		$30,632,650
Electronics – 5.7%
Applied Materials, Inc.	166,327	$21,411,275
ASML Holding N.V., ADR	32,423	24,158,701
Lam Research Corp.	53,842	30,644,174
NVIDIA Corp.	263,424	54,570,916
		$130,785,066
Gaming & Lodging – 0.2%
MGM Resorts International	99,653	$4,300,027
General Merchandise – 0.4%
Dollar General Corp.	37,634	$7,983,677
Insurance – 0.7%
Aon PLC	52,140	$14,900,048
Internet – 12.5%
Alphabet, Inc., “A” (a)	50,591	$135,256,050
Alphabet, Inc., “C” (a)	15,242	40,624,655
Facebook, Inc., “A” (a)	253,099	85,899,270
Match Group, Inc. (a)	155,587	24,425,603
		$286,205,578
Leisure & Toys – 1.8%
Activision Blizzard, Inc.	154,300	$11,941,277
Electronic Arts, Inc.	124,761	17,747,252
Roblox Corp., “A” (a)	86,239	6,515,357
Take-Two Interactive Software, Inc. (a)	34,287	5,282,598
		$41,486,484
Machinery & Tools – 0.5%
Roper Technologies, Inc.	27,508	$12,272,144
Medical & Health Technology & Services – 1.0%
ICON PLC (a)	86,708	$22,719,230
Medical Equipment – 8.4%
Abbott Laboratories	274,497	$32,426,330
Becton, Dickinson and Co.	35,607	8,752,913
Boston Scientific Corp. (a)	613,999	26,641,417
Danaher Corp.	176,602	53,764,713
Edwards Lifesciences Corp. (a)	169,311	19,167,698
STERIS PLC	35,815	7,316,288
Thermo Fisher Scientific, Inc.	77,818	44,459,758
		$192,529,117
Network & Telecom – 0.5%
Equinix, Inc., REIT	13,780	$10,887,991

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 5.5%
Mastercard, Inc., “A”	188,569	$65,561,670
Visa, Inc., “A”	269,275	59,981,006
		$125,542,676
Pharmaceuticals – 1.3%
Zoetis, Inc.	149,353	$28,995,391
Railroad & Shipping – 0.4%
Canadian Pacific Railway Ltd.	129,854	$8,449,600
Restaurants – 0.9%
Chipotle Mexican Grill, Inc., “A” (a)	7,880	$14,322,058
Starbucks Corp.	61,936	6,832,160
		$21,154,218
Specialty Stores – 9.4%
Amazon.com, Inc. (a)	53,747	$176,561,045
Lululemon Athletica, Inc. (a)	24,591	9,951,978
Ross Stores, Inc.	69,584	7,574,218
Sea Ltd., ADR (a)	66,398	21,163,035
		$215,250,276
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT	52,911	$14,043,109
Total Common Stocks		$2,267,840,743
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.04% (v)	17,852,607	$17,852,607

Other Assets, Less Liabilities – (0.1)%		(1,911,209)
Net Assets – 100.0%		$2,283,782,141
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,852,607 and $2,267,840,743, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,267,840,743	$—	$—	$2,267,840,743
Mutual Funds	17,852,607	—	—	17,852,607
Total	$2,285,693,350	$—	$—	$2,285,693,350
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$18,169,621	$253,183,913	$253,500,927	$—	$—	$17,852,607

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,677	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.